Aggregate Annual Maturities of Long-Term Debt Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	¥ 1,245
2015	880
2016	319
2017	171
2018	48
Thereafter	30
Long-term debt, including current installments	¥ 2,693	¥ 3,664